Trade and Other Receivables and Prepayments (Details) - Schedule of reconciliation of the expected credit loss provision recognized with regard to trade and other receivables - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Schedule of Reconciliation of the Expected Credit Loss Provision Recognized With Regard to Trade and Other Receivables [Abstract]
Beginning balance	R (161,683)	R (101,066)
Allowance for expected credit losses, net	(87,541)	(88,482)
Amounts utilized	105,921	26,896
Translation adjustments	(6,238)	969
Ending balance	R (149,541)	R (161,683)